Document and Entity Information	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Document and Entity Information:
Entity Registrant Name	American Laser Healthcare Corp
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001534099
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation		Sep. 21, 2011
Entity Incorporation, State Country Name		State of Delaware